Commitments	12 Months Ended
Jun. 30, 2021
Disclosure of Commitments [Abstract]
Commitments
19. Commitments

(a) Capital commitments
Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at £263 million (2020 – £312 million; 2019 – £255 million).

(b) Other commitments
The minimum lease rentals payable in the year ended 30 June 2021 for short-term leases and leases of low-value assets are estimated at £11 million (2020 – £19 million). The total future cash outflows for leases that had not yet commenced, and not recognised as lease liabilities at 30 June 2021, are estimated at £132 million (2020 – £133 million).